Item 1. Report to Shareholders

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

BLUE CHIP GROWTH FUND
--------------------------------------------------------------------------------
As of 12/31/03

Blue Chip Growth Fund   $28,722
S&P 500 Stock Index   $28,563
Lipper Large-Cap Core Funds Index   $24,271

                                                    Lipper
                                  S&P 500        Large-Cap            Blue Chip
                                  Stock         Core Funds               Growth
                                  Index              Index                 Fund
--------------------------------------------------------------------------------

12/93                            $10,000           $10,000              $10,000
12/94                             10,132             9,892               10,080
12/95                             13,940            13,033               13,900
12/96                             17,140            15,620               17,758
12/97                             22,859            20,184               22,653
12/98                             29,392            25,621               29,186
12/99                             35,576            30,578               35,022
12/00                             32,337            28,325               34,137
12/01                             28,493            24,689               29,215
12/02                             22,196            19,447               22,136
12/03                             28,563            24,271               28,722


Note: Performance for the Advisor and R Class shares will vary due to their differing fee structures. See returns table on the next page.

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                            Since     Inception
Periods Ended 12/31/03      1 Year   5 Years  10 Years  Inception          Date
--------------------------------------------------------------------------------

Blue Chip Growth Fund       29.75%    -0.32%    11.13%       -             -

S&P 500 Stock Index         28.68     -0.57     11.07

Lipper Large-Cap Growth
Funds Index                 26.96     -5.53      7.77

Lipper Large-Cap Core
Funds Index                 24.80     -1.08      9.27

Blue Chip Growth Fund-
Advisor Class               29.77        -        -       -6.64%        3/31/00

S&P 500 Stock Index         28.68        -        -       -6.24*

Lipper Large-Cap Core
Funds Index                 24.80        -        -       -7.01*

Lipper Large-Cap Growth
Funds Index                 26.96        -        -      -16.15*

Blue Chip Growth Fund-
R Class                     29.23        -        -       30.20         9/30/02

S&P 500 Stock Index         28.68        -        -       30.51**

Lipper Large-Cap Core
Funds Index                 24.80        -        -       25.68**

Lipper Large-Cap Growth
Funds Index                 26.96        -        -       25.20**

 *  Benchmark since-inception data are for the time period 3/31/00-12/31/03.

**  Benchmark since-inception data are for the time period 9/30/02-12/31/03.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the Blue Chip Growth Fund, Blue Chip Growth Fund-Advisor Class, and Blue Chip Growth Fund-R Class generated solid returns for the 12-month period ended December 31, 2003. The fund's 2003 return outpaced the Lipper Large-Cap Core Funds Index and the S&P 500 Stock Index. The fund especially benefited from stock selection in the telecom services and health care sectors.

As you know, the fund's investment objective is to provide long-term capital growth through investments primarily in large and medium-sized, high-quality U.S. growth stocks. These are firms that, in our view, are well established in their industries and have the potential for above-average earnings and cash flow growth.

[Graphic Omitted]

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 12/31/03
                                 12-Month Return
S&P 500 Stock Index                          29%
S&P MidCap 400 Index                         36%
Russell 2000 Index                           47%
Nasdaq Composite                             50%


The Major Index Returns table shows how various domestic stock market benchmarks performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-laden Nasdaq Composite and the small-cap Russell 2000 Index showing the best results. Mid-cap stocks outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

The Top 5 Sectors table shows how the fund's assets were allocated as of December 31, 2003. Financials were the largest sector allocation at 23.4% of net assets, down from 25.8% a year earlier. Health care holdings were trimmed to 17.3% from 20.3%, while our allocation to consumer discretionary stocks rose to 16.3% from 12.9% at the end of 2002.

Top 5 Sectors
--------------------------------------------------------------------------------
                                          Percent of Net Assets
                                         12/31/02      12/31/03

Financials                                  25.8%         23.4%
Information Technology                      21.1          21.7
Health Care                                 20.3          17.3
Consumer Discretionary                      12.9          16.3
Industrials and Business Services            7.6           9.2

For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.


The Best and Worst Conributors table shows the best and worst contributors to the fund's performance during the year. Diversified financial services giant Citigroup and communications equipment provider Cisco Systems were the top positive contributors, while health care services provider HCA was the worst detractor.

Best and Worst Contributors
--------------------------------------------------------------------------------

12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------

Citigroup
Cisco Systems
UnitedHealth Group
Nextel Communications
Tyco International

Worst Contributors
--------------------------------------------------------------------------------

HCA **
Freddie Mac
Baxter International **
Automatic Data Processing **
Johnson & Johnson

 ** Position eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman
January 20, 2004

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Blue Chip Growth Class
                               Year
                              Ended
                           12/31/03   12/31/02   12/31/01   12/31/00   12/31/99

NET ASSET VALUE

Beginning of period       $  21.95   $  28.97   $  33.85   $  36.34   $  30.60

Investment activities

  Net investment
  income (loss)               0.02           -     (0.02)     (0.03)      0.03

  Net realized and
  unrealized gain (loss)      6.51      (7.02)     (4.86)     (0.84)      6.07

  Total from
  investment activities       6.53      (7.02)     (4.88)     (0.87)      6.10

Distributions

  Net investment income      (0.03)          -          -          -     (0.03)

  Net realized gain               -          -          -     (1.62)     (0.33)

  Total distributions        (0.03)          -          -     (1.62)     (0.36)

NET ASSET VALUE

End of period             $  28.45   $  21.95   $  28.97   $  33.85   $  36.34
                          -----------------------------------------------------

Ratios/Supplemental Data

Total return^                29.75%    (24.23)%   (14.42)%    (2.53)%    20.00%

Ratio of  total expenses
to average net assets         0.95%      0.96%      0.96%      0.91%      0.91%

Ratio of net investment
income (loss) to average
net assets                    0.10%      0.00%     (0.06)%    (0.09)%     0.10%

Portfolio turnover rate       32.6%      46.2%      48.3%      50.9%      41.3%

Net assets, end of period
(in millions)             $   6,300  $   4,482  $   6,242  $   7,113  $   6,709

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
Advisor Class
                                 Year                                  3/31/00
                                Ended                                  Through
                             12/31/03       12/31/02     12/31/01     12/31/00

NET ASSET VALUE

Beginning of period         $  21.97       $   29.02    $   33.91    $  38.63

Investment activities

  Net investment
  income (loss)                 0.02               -        (0.01)       0.02*

  Net realized and
  unrealized gain (loss)        6.52           (7.04)       (4.88)      (3.12)

  Total from
  investment activities         6.54           (7.04)       (4.89)      (3.10)

Distributions

  Net investment income        (0.03)              -            -            -

  Net realized gain                 -              -            -       (1.62)

  Tax return of capital             -          (0.01)           -            -

  Total distributions          (0.03)          (0.01)           -       (1.62)

NET ASSET VALUE

End of period               $  28.48       $   21.97    $   29.02    $  33.91
                            --------------------------------------------------

Ratios/Supplemental Data

Total return^                  29.77%         (24.26)%     (14.42)%     (8.15)%

Ratio of total expenses to
average net assets              0.98%           0.99%        0.99%       0.69%!

Ratio of net investment
income (loss) to average
net assets                      0.07%          (0.01)%      (0.04)%      0.25%!

Portfolio turnover rate         32.6%           46.2%        48.3%       50.9%

Net assets, end of period
(in thousands)              $ 769,970      $  538,571   $  469,089   $   2,831

* The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. The per-share amounts for the investment activities of the Advisor Class may be inconsistent with the aggregate amounts presented elsewhere in the financial statements for the fund, due to the partial year of operations for the Advisor Class and the timing of sales and redemptions of shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
R Class
                                                        Year         9/30/02
                                                       Ended         Through
                                                    12/31/03        12/31/02
NET ASSET VALUE

Beginning of period                                $  21.93        $  20.37

Investment activities

  Net investment income (loss)                        (0.01)*         (0.02)*

  Net realized and unrealized gain (loss)              6.42            1.58**

  Total from investment activities                     6.41            1.56

Distributions

  Net investment income                               (0.03)               -

NET ASSET VALUE

End of period                                      $  28.31        $  21.93
                                                   ---------------------------

Ratios/Supplemental Data

Total return^                                         29.23%*          7.66%*

Ratio of total expenses to
average net assets                                     1.35%*          1.35%!*

Ratio of net investment
income (loss) to average
net assets                                            (0.25%)*        (0.28%)!*

Portfolio turnover rate                                32.6%           46.2%!

Net assets, end of period
(in thousands)                                     $   1,509       $     108

* Excludes expenses in excess of a 1.35% contractual expense limitation in effect through 4/30/06.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                     December 31, 2003

Portfolio of Investments (ss.)                         Shares          Value
--------------------------------------------------------------------------------
                                                                     ($ 000s)

COMMON STOCKS   100.4%

CONSUMER DISCRETIONARY   16.3%

Automobiles   1.0%

Harley-Davidson                                     1,500,000         71,295

                                                                      71,295

Hotels, Restaurants & Leisure   2.8%

Carnival                                            1,500,000         59,595

International Game Technology                       2,000,000         71,400

McDonald's                                          1,000,000         24,830

MGM Mirage *                                          340,000         12,787

Starbucks *                                           910,000         30,085

                                                                     198,697

Internet & Catalog Retail   0.6%

eBay *                                                640,000         41,338

                                                                      41,338

Media   8.4%

Clear Channel Communications                        2,170,000        101,621

Comcast, Class A *                                  2,575,000         80,546

Disney                                              1,000,000         23,330

EchoStar Communications, Class A *                  1,600,000         54,400

Omnicom                                               532,000         46,459

Scripps, Class A                                      520,000         48,953

Time Warner *                                       3,400,000         61,166

Univision Communications, Class A *                 1,540,000         61,123

Viacom, Class B                                     2,660,000        118,051

                                                                     595,649

Multiline Retail   1.3%

Family Dollar Stores                                   70,000          2,512

Kohl's *                                               10,000            449

Target                                              2,230,000         85,632

                                                                      88,593

Specialty Retail   2.2%

Best Buy                                              890,000         46,493

Home Depot                                          3,000,000        106,470

TJX                                                   100,000          2,205

                                                                     155,168

Total Consumer Discretionary                                       1,150,740

CONSUMER STAPLES   5.3%

Beverages   1.8%

Coca-Cola                                           1,500,000         76,125

PepsiCo                                             1,150,000         53,613

                                                                     129,738

Food & Staples Retailing   2.0%

Sysco                                               1,210,000         45,048

Wal-Mart                                            1,630,000         86,471

Walgreen                                              325,000         11,824

                                                                     143,343

Food Products   0.1%

General Mills                                         100,000          4,530

                                                                       4,530

Household Products   0.3%

Procter & Gamble                                      190,000         18,977

                                                                      18,977

Personal Products   0.5%

Estee Lauder, Class A                                 370,000         14,526

Gillette                                              550,000         20,202

                                                                      34,728

Tobacco   0.6%

Altria Group                                          770,000         41,904

                                                                      41,904

Total Consumer Staples                                               373,220

ENERGY   2.8%

Energy Equipment & Services   2.8%

Baker Hughes                                        1,810,000         58,210

BJ Services *                                         790,000         28,361

Schlumberger                                        1,300,000         71,136

Smith International *                               1,000,000         41,520

                                                                     199,227

Oil & Gas   0.0%

Exxon Mobil                                            40,000          1,640

                                                                       1,640

Total Energy                                                         200,867

FINANCIALS   23.4%

Capital Markets   8.5%

Bank of New York                                    1,000,000         33,120

Charles Schwab                                      2,500,000         29,600

Franklin Resources                                    820,000         42,689

Goldman Sachs Group                                   675,000         66,643

Legg Mason                                            442,000         34,114

Mellon Financial                                    2,320,000         74,495

Merrill Lynch                                       1,550,000         90,907

Morgan Stanley                                      1,300,000         75,231

Northern Trust                                      1,120,000         51,990

State Street                                        2,000,000        104,160

                                                                     602,949

Commercial Banks   3.0%

Bank of America                                       890,000         71,583

U.S. Bancorp                                        2,410,000         71,770

Wells Fargo                                         1,180,000         69,490

                                                                     212,843

Consumer Finance   1.6%

American Express                                    1,120,000         54,018

SLM Corporation                                     1,580,000         59,534

                                                                     113,552

Diversified Financial Services   4.0%

Citigroup                                           5,830,000        282,988

                                                                     282,988

Insurance   4.6%

Ambac                                                  50,000          3,470

American International Group                        2,350,000        155,758

Hartford Financial Services                           950,000         56,078

Marsh & McLennan                                    1,300,000         62,257

Travelers Property Casualty, Class A                2,800,000         46,984

                                                                     324,547

Thrifts & Mortgage Finance   1.7%

Fannie Mae                                          1,300,000         97,578

Freddie Mac                                           300,000         17,496

                                                                     115,074

Total Financials                                                   1,651,953

HEALTH CARE   17.2%

Biotechnology   2.6%

Amgen *                                             1,580,000         97,644

Genentech *                                           280,000         26,200

Gilead Sciences *                                     790,000         45,930

MedImmune *                                           460,000         11,684

                                                                     181,458

Health Care Equipment & Supplies   1.8%

Boston Scientific *                                 1,120,000         41,171

Guidant                                               160,000          9,632

Medtronic                                           1,240,000         60,277

Stryker                                               235,000         19,977

                                                                     131,057

Health Care Providers & Services   5.0%

AmerisourceBergen                                      25,000          1,404

Anthem *                                              100,000          7,500

Cardinal Health                                       275,000         16,819

Medco *                                               400,000         13,596

UnitedHealth Group,                                 3,815,000        221,957

WellPoint Health Networks *                           950,000         92,140

                                                                     353,416

Pharmaceuticals   7.8%

Abbott Laboratories                                 1,150,000         53,590

Eli Lilly                                             610,000         42,901

Forest Laboratories *                               1,150,000         71,070

Johnson & Johnson                                   1,500,000         77,490

Pfizer                                              7,450,000        263,209

Wyeth                                               1,000,000         42,450

                                                                     550,710

Total Health Care                                                  1,216,641

INDUSTRIALS & BUSINESS SERVICES   9.2%

Aerospace & Defense   0.7%

General Dynamics                                      275,000         24,857

Honeywell International                               100,000          3,343

Lockheed Martin                                       400,000         20,560

                                                                      48,760

Air Freight & Logistics   0.7%

UPS, Class B                                          655,000         48,830

                                                                      48,830

Commercial Services & Supplies   1.9%

Apollo Group, Class A *                             1,162,000         79,016

Cendant *                                           1,450,000         32,292

ChoicePoint *                                         325,000         12,379

Waste Management                                      275,000          8,140

                                                                     131,827

Industrial Conglomerates   3.6%

3M                                                    220,000         18,707

General Electric                                    4,100,000        127,018

Tyco International                                  4,000,000        106,000

                                                                     251,725

Machinery   2.3%

Danaher                                             1,400,000        128,450

Deere                                                 415,000         26,996

Illinois Tool Works                                   130,000         10,908

                                                                     166,354

Total Industrials & Business Services                                647,496

INFORMATION TECHNOLOGY   21.2%

Communications Equipment   3.2%

Cisco Systems *                                     6,600,000        160,314

Nokia ADR                                           1,700,000         28,900

QLogic *                                              400,000         20,640

QUALCOMM                                              325,000         17,527

Research In Motion *                                   40,000          2,684

                                                                     230,065

Computer & Peripherals   2.1%

Dell *                                              2,900,000         98,484

EMC *                                                 190,000          2,455

IBM                                                   100,000          9,268

Lexmark International *                               470,000         36,961

                                                                     147,168

Internet Software & Services   1.4%

InterActiveCorp *                                   1,525,000         51,743

Yahoo! *                                            1,120,000         50,591

                                                                     102,334

IT Services   3.8%

Accenture, Class A *                                1,400,000         36,848

Affiliated Computer Services, Class A *             1,000,000         54,460

First Data                                          2,500,000        102,725

Fiserv *                                            1,090,000         43,066

Paychex                                               370,000         13,764

SunGard Data Systems *                                610,000         16,903

                                                                     267,766

Semiconductor & Semiconductor Equipment   5.2%

Analog Devices                                      1,510,000         68,931

Applied Materials *                                 2,200,000         49,390

Intel                                               2,490,000         80,178

Maxim Integrated Products                           1,810,000         90,138

Texas Instruments                                   1,500,000         44,070

Xilinx *                                              820,000         31,767

                                                                     364,474


Software   5.5%

Adobe Systems                                         790,000         31,047

Intuit *                                            1,330,000         70,370

Microsoft                                           7,975,000        219,631

Oracle *                                              100,000          1,320

Siebel Systems *                                    1,240,000         17,199

Symantec *                                            820,000         28,413

Synopsys *                                            200,000          6,752

VERITAS Software *                                    400,000         14,864

                                                                     389,596

Total Information Technology                                       1,501,403

MATERIALS   0.4%

Metals & Mining   0.4%

Alcoa                                                 790,000         30,020

Total Materials                                                       30,020


TELECOMMUNICATION SERVICES   3.5%

Wireless Telecommunication Services   3.5%

Nextel Communications, Class A *                    3,650,000        102,419

Vodafone ADR                                        5,900,000        147,736

Total Telecommunication Services                                     250,155

Total Miscellaneous Common Stock  1.1%                                74,573


Total Common Stocks (Cost  $5,505,392)                             7,097,068

SHORT-TERM INVESTMENTS   0.0%

Money Market Fund   0.0%

T. Rowe Price Reserve Investment Fund, 1.13% #          1,000              1

Total Short-Term Investments (Cost  $1)                                    1

Total Investments in Securities

100.4% of Net Assets (Cost $5,505,393)                            $7,097,069
                                                                  -----------

  (ss.)  Denominated in U.S. dollars unless otherwise noted

      #  Seven-day yield

      *  Non-income producing

    ADR  American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $5,505,393)              $  7,097,069

Other assets                                                             27,454

Total assets                                                          7,124,523

Liabilities

Total liabilities                                                        52,895

NET ASSETS                                                         $  7,071,628
                                                                   ------------

Net Assets Consist of:

Undistributed net realized gain (loss)                               (1,164,899)

Net unrealized gain (loss)                                            1,591,676

Paid-in-capital applicable to 248,517,201 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                       6,644,851

NET ASSETS                                                         $  7,071,628
                                                                   ------------

NET ASSET VALUE PER SHARE

Blue Chip Growth Class
($6,300,148,185/221,424,106 shares outstanding)                    $      28.45
                                                                   ------------

Advisor Class
($769,970,117/27,039,789 shares outstanding)                       $      28.48
                                                                   ------------

R Class
($1,509,286/53,306 shares outstanding)                             $      28.31
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                          Year
                                                                         Ended
                                                                      12/31/03
Investment Income (Loss)

Income

  Dividend                                                        $     62,008

  Securities lending                                                        31

  Total income                                                          62,039

Expenses

  Investment management                                                 36,657

  Shareholder servicing

    Blue Chip Growth Class                                              16,432

    Advisor Class                                                          626

    R Class                                                                  1

  Distribution and service

    Advisor Class                                                        1,579

    R Class                                                                  2

  Prospectus and shareholder reports

    Blue Chip Growth Class                                                 515

    Advisor Class                                                            1

    R Class                                                                  1

  Custody and accounting                                                   284

  Registration                                                              95

  Legal and audit                                                           38

  Directors                                                                 31

  Miscellaneous                                                             54

  Reductions/repayments pursuant to expense limitation

    Expenses (reimbursed by) repaid to manager                              (1)

  Total expenses                                                        56,315

  Expenses paid indirectly                                                  (2)

  Net expenses                                                          56,313

Net investment income (loss)                                             5,726

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                          Year
                                                                         Ended
                                                                      12/31/03

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                          (184,241)

  Foreign currency transactions                                           (280)

  Net realized gain (loss)                                            (184,521)

  Change in net unrealized gain (loss) on securities                 1,761,118

Net realized and unrealized gain (loss)                              1,576,597

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $ 1,582,323
                                                                   -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                      Year
                                                     Ended
                                                  12/31/03          12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                $      5,726      $       (111)

  Net realized gain (loss)                        (184,521)         (475,496)

  Change in net unrealized gain (loss)           1,761,118        (1,152,131)

  Increase (decrease) in net assets
  from operations                                1,582,323        (1,627,738)

Distributions to shareholders

  Net investment income

    Blue Chip Growth Class                          (6,682)                -

    Advisor Class                                     (808)                -

    R Class                                             (1)                -

  Tax return of capital

    Advisor class                                        -              (245)

  Decrease in net assets from distributions         (7,491)             (245)

Capital share transactions *

  Shares sold

    Blue Chip Growth Class                       1,289,603         1,093,942

    Advisor Class                                  196,170           251,622

    R Class                                          1,460               100

  Distributions reinvested

    Blue Chip Growth Class                           6,546                 -

    Advisor Class                                      799               244

    R Class                                              1                 -

  Shares redeemed

    Blue Chip Growth Class                        (883,927)       (1,355,267)

    Advisor Class                                 (134,017)          (53,645)

    R Class                                           (216)                -

  Increase (decrease) in net assets from
  capital share transactions                       476,419           (63,004)

Net Assets

Increase (decrease) during period                2,051,251        (1,690,987)

Beginning of period                              5,020,377         6,711,364

End of period                                 $  7,071,628      $  5,020,377
                                              ------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------
($ 000s)
                                                      Year
                                                     Ended
                                                  12/31/03          12/31/02

*Share information

    Shares sold

      Blue Chip Growth Class                        52,766            43,856

      Advisor Class                                  8,044            10,496

      R Class                                           56                 5

    Distributions reinvested

      Blue Chip Growth Class                           238                 -

      Advisor Class                                     29                11

    Shares redeemed

      Blue Chip Growth Class                       (35,804)          (55,121)

      Advisor Class                                 (5,549)           (2,158)

      R Class                                           (8)                -

    Increase (decrease) in shares outstanding       19,772            (2,911)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth. Income is a secondary objective. The fund has three classes of shares: Blue Chip Growth (Blue Chip Class), offered since June 30, 1993, Blue Chip Growth--Advisor Class (Advisor Class), offered since March 31, 2000, and Blue Chip Growth--R Class (R Class), offered since September 30, 2002. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution and certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

     Class Accounting
     The Advisor Class and R Class each pay distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis.

     Rebates and Credits
     Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $360,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

     Investment Transactions, Investment Income, and Distributions
     Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

     Other
     In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending
     The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, there were no securities on loan.

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $2,423,778,000 and $1,919,079,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

     Distributions during the year ended December 31, 2003 totaled $7,491,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

     Unrealized appreciation                               $      1,678,622,000

     Unrealized depreciation                                        (90,383,000)

     Net unrealized appreciation (depreciation)                   1,588,239,000

     Capital loss carryforwards                                  (1,161,462,000)

     Paid-in capital                                              6,644,851,000

     Net assets                                            $      7,071,628,000
                                                           --------------------


     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $3,437,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004.

     The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $485,133,000 of capital loss carryforwards that expire in 2009, $433,036,000 that expire in 2010, and $243,293,000 that expire in 2011.

     For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to per-share rounding of distributions. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

     Unrealized net investment income                      $          1,765,000

     Unrealized net realized gain                                       268,000

     Paid-in capital                                                 (2,033,000)

     At December 31, 2003, the cost of investments for federal income tax purposes was $5,508,830,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $3,615,000.

     The Advisor Class and R Class are also subject to a contractual expense limitation through the limitation dates indicated in the table below. During the limitation period, the manager is required to waive its management fee and reimburse a class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation. Through the repayment date, each class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the class's net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation.

--------------------------------------------------------------------------------
                                             Advisor Class              R Class

     Expense Limitation                              1.05%                1.35%

     Limitation Date                     December 31, 2003      April 30, 2004

     Repayment Date                      December 31, 2005      April 30, 2006


     At December 31, 2003, expenses previously reimbursed by the manager remain subject to repayment in the amount of $1,000 through April 30, 2006 for the R Class. For the year ended December 31, 2003, the Advisor Class operated below its expense limitation.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Blue Chip Growth class, Advisor Class and R Class. Expenses incurred pursuant to these service agreements totaled $11,871,000 for the year ended December 31, 2003, of which $1,117,000 was payable at period-end.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended December 31, 2003, the fund was charged $425,000 for shareholder servicing costs related to the college savings plans, of which $315,000 was for services provided by Price and $52,000 was payable at period-end. At December 31, 2003, approximately 2.4% of the outstanding shares of the Blue Chip Growth class were held by college savings plans.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control.

     Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2003, the fund was allocated $494,000 of Spectrum Funds' expenses, of which $354,000 related to services provided by Price and $42,000 was payable at period-end. At December 31, 2003, approximately 4.2% of the outstanding shares of the Blue Chip Growth class were held by the Spectrum Funds.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and the
     T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $184,000.

NOTE 5 - INTERFUND BORROWING

     Pursuant to its prospectus, the fund may borrow up to 33 1/3% of its total assets. The fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to borrow or lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended December 31, 2003, the fund had outstanding borrowings on seven days, in the average amount of $11,343,000, and at an average annual rate of 1.51%. At December 31, 2003, the fund had outstanding borrowings of $12,200,000, at an annual rate of 1.30%.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------
To the Board of Directors and Shareholders of
T. Rowe Price Blue Chip Growth Fund, Inc.

        In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Blue Chip Growth Fund, Inc. (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with custodians, provide a reasonable basis for our opinion.

        PricewaterhouseCoopers LLP
        Baltimore, Maryland
        January 26, 2004

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     For taxable non-corporate shareholders, $7,491,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

     For corporate shareholders, $7,491,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

     A description of the policies and procedures that the T. Rowe Price Blue Chip Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Blue Chip Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected*                 and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1/28/45)                     Chief Executive Officer, The Rouse Company,
2001                          real estate developers; Director, Mercantile
                              Bank (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1/27/43)                     acquisition and management advisory firm
1993

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and Pacific Rim
1993                          Mining Corp. (2/02 to present); Chairman and
                              President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)                    real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos**               Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1993

Paul M. Wythes**              Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership, providing
1993                          equity capital to young high-technology companies
                              throughout the United States; Director, Teltone
                              Corp.

* Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
 Portfolios Overseen]         and Directorships of Other Public Companies

James A.C. Kennedy, CFA       Director and Vice President, T. Rowe Price
(8/15/53)                     and T. Rowe Price Group, Inc.
1997
[39]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
1993                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, Blue Chip Growth Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of
1993                          the Board, Chief Investment Officer, Director,
[107]                         and Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Jeffrey A. Arricale, CPA (4/11/71) Vice President, T. Rowe Price; formerly Vice President, Blue Chip Growth Fund Manager, Assurance, KPMG LLP (to 1999);
                                        student, The Wharton School, University
                                        of Pennsylvania (to 2001)

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, Blue Chip Growth Fund   Price Group, Inc., and T. Rowe Price
                                        Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Blue Chip Growth Fund        Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Donald J. Easley, CFA (11/28/71)        Vice President, T. Rowe Price
Vice President, Blue Chip Growth Fund   and T. Rowe Price Group, Inc.

Henry M. Ellenbogen (1/21/71)           Vice President, T. Rowe Price; formerly
Vice President, Blue Chip Growth Fund   Chief of Staff, U.S. Representative
                                        Peter Deutsch (to 1999); Executive Vice
                                        President, Business Development,
                                        HelloAsia (to 2001)

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, Blue Chip Growth Fund   Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Robert N. Gensler (10/18/57)            Vice President, T. Rowe Price and
Vice President, Blue Chip Growth Fund   T. Rowe Price Group, Inc.

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Blue Chip Growth Fund   Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., T. Rowe Price
                                        Services, Inc., and T. Rowe Price Trust
                                        Company; Vice President, T. Rowe Price,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan Services,
                                        Inc.

Thomas J. Huber, CFA (9/23/66)          Vice President, T. Rowe Price and
Vice President, Blue Chip Growth Fund   T. Rowe Price Group, Inc.

Kris H. Jenner, MD, D. Phil. (2/5/62)   Vice President, T. Rowe Price and
Vice President, Blue Chip Growth Fund   T. Rowe Price Group, Inc.

Christopher R. Leonard, CFA (1/11/73)   Vice President, T. Rowe Price and
Vice President, Blue Chip Growth Fund   T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Blue Chip Growth Fund        and T. Rowe Price Investment Services,
                                        Inc.

Timothy E. Parker (11/9/74)             Vice President, T. Rowe Price; formerly
Vice President, Blue Chip Growth Fund   Financial Analyst, Robert W. Baird &
                                        Co., Inc. (to 1999); student, Darden
                                        Graduate School, University of Virginia
                                        (to 2001)

Larry J. Puglia, CFA, CPA (8/25/60)     Vice President, T. Rowe Price
President, Blue Chip Growth Fund        and T. Rowe Price Group, Inc.

Karen M. Regan (4/16/67)                Assistant Vice President, T. Rowe Price
Vice President, Blue Chip Growth Fund

Jeffrey Rottinghaus, CPA (2/20/70)      Vice President, T. Rowe Price;
Vice President, Blue Chip Growth Fund   formerly Information Technology
                                        Consultant, Kelly-Lewey & Associates
                                        (to 1999); student, The Wharton School,
                                        University of Pennsylvania (to 2001)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Robert W. Sharps, CFA (6/10/71)         Vice President, T. Rowe Price and
Vice President, Blue Chip Growth Fund   T. Rowe Price Group, Inc.

Robert W. Smith (4/11/61)               Vice President, T. Rowe Price, T. Rowe
Vice President, Blue Chip Growth Fund   Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, Blue Chip Growth Fund

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                             $25,034               $18,116
     Audit-Related Fees                       1,499                    --
     Tax Fees                                 6,502                 4,386
     All Other Fees                             124                   315

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Blue Chip Growth Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004